Condensed Financial Information - Parent Company Only - Condensed Statements of Cash Flows (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Other assets	₸ (5,407)	₸ (24,788)	₸ (11,663)
Other liabilities	28,708	13,982	14,500
Income tax paid	(181,784)	(133,422)	(85,121)
Net cash inflow from operating activities	1,106,128	1,020,984	70,351
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (outflow)/inflow from investing activities	(218,360)	(487,161)	289,748
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(560,132)	(210,102)	(340,362)
Net cash outflow from financing activities	(675,970)	(275,911)	(352,580)
Effect of changes in foreign exchange rate on cash and cash equivalents	(6,692)	15,347	4,174
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	205,106	273,259	11,693
CASH AND CASH EQUIVALENTS, beginning of period	615,360	342,101	330,409
CASH AND CASH EQUIVALENTS, end of period	820,466	615,360	342,101
Parent
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	18,991	14,221	3,577
Fee and commission expense	(16)	(355)	(10)
Other income received	41
General and administrative expenses paid	(3,669)	(835)	(835)
Cash flows from operating activities before changes in operating assets and liabilities	15,347	13,031	2,732
Other assets	426	(378)	(486)
Other liabilities	80	46	(1)
Cash inflow from operating activities before income tax	15,853	12,699	2,245
Income tax paid	(539)	(594)
Net cash inflow from operating activities	15,314	12,105	2,245
CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	580,052	414,749	313,185
Purchase of investments in subsidiaries		(16,251)
Net cash (outflow)/inflow from investing activities	580,052	398,498	313,185
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(560,132)	(210,102)	(340,362)
Purchase of treasury shares	(60,703)	(63,672)
Net cash outflow from financing activities	(620,835)	(273,774)	(340,362)
Effect of changes in foreign exchange rate on cash and cash equivalents	(279)	1,150	40
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(25,748)	137,979	(24,892)
CASH AND CASH EQUIVALENTS, beginning of period	226,232	88,253	113,145
CASH AND CASH EQUIVALENTS, end of period	₸ 200,484	₸ 226,232	₸ 88,253